Nature of business (Tables)	12 Months Ended
Dec. 31, 2023
Nature of business
Schedule of ownership percentage in subsidiaries
		Ownership percentage as at
Entity Name	Country	December 31, 2023	December 31, 2022	December 31, 2021
		%	%	%
FSD Biosciences Inc.	USA	100.00	100.00	100.00
Prismic Pharmaceuticals Inc.	USA	100.00	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00	—
FSD Pharma Australia Pty Ltd	Australia	100.00	100.00	—
Celly Nutrition Corp.	Canada	26.15	—	—